Note 21 - Financial liabilities at amortized cost (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Deposits
Deposits from central banks	€ 28,558	€ 27,281
Deposits from credit institutions	32,899	31,978
Customer deposits	375,104	375,970
TOTAL DEPOSITS	436,561	435,229
Debt certificates, at amortized cost	62,685	61,112
Other financial liabilities, at amortized cost	14,692	12,844
FINANCIAL LIABILITIES AT AMORTIZED COST	€ 513,937	€ 509,185